Segment Information, Geographic Data, and Significant Customers (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Information, Geographic Data, and Significant Customers (Details) [Line Items]
Number of Operating Segments	1
Revenue, Net	$ 6,001,342	$ 1,304,747
JAPAN
Segment Information, Geographic Data, and Significant Customers (Details) [Line Items]
Revenue, Net	665,000	647,000
CHINA
Segment Information, Geographic Data, and Significant Customers (Details) [Line Items]
Revenue, Net	$ 457,000	$ 330,000
Minimum [Member]
Segment Information, Geographic Data, and Significant Customers (Details) [Line Items]
Concentration Risk, Percentage	10.00%